[Letterhead of Simpson Thacher & Bartlett LLP]
October 20, 2009
VIA COURIER AND EDGAR

Re:	Doral Financial Corporation Amendment No. 3 to Registration Statement on Form S-4 File No. 333-161546
Matt McNair, Esq.
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mailstop 7010
Washington, D.C. 20549
Dear Mr. McNair:
     On behalf of Doral Financial Corporation (the “Company”), we hereby transmit via EDGAR for filing with the Securities and Exchange Commission the above-referenced amendment (the “Amendment”) to the above-referenced registration statement (the “Registration Statement”), marked to show changes from the Registration Statement as filed on October 8, 2009. The Registration Statement has been revised in response to the Staff’s comments and to reflect certain other changes.
     Furthermore, we are providing the following response to your comment letter, dated October 14, 2009, regarding the Registration Statement. To assist your review, we have set forth the text of the Staff’s comment in italics below. Please note that all references to page numbers in our response refer to the page numbers of the Amendment. The responses and information described below are based upon information provided to us by the Company.
Short-term incentive compensation—annual cash bonuses, page 233
1.	Please refer to comment 1 in our letter dated October 1, 2009. We note that the filing has been revised to include the rankings of the business units supervised by the individual named executive officers. However, it remains unclear how the rankings were used in determining the specific bonus amounts to be paid. For example, we note that several of the named executive officers received the same bonus amounts despite each receiving different business unit rankings. Therefore, please revise your disclosure to explain how business unit rankings impacted cash bonus amounts and whether, and to what extent, the committee used its discretion in determining to award the specific cash bonus amounts.

Securities and Exchange Commission	-2-	October 20, 2009
     In response to the Staff’s comment, the Company has revised its disclosure on page 234.
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     Please do not hesitate to call Rhett Brandon (212-455-3615) or Arjun Koshal (212-455-3379) with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.
Very truly yours,
/s/ SIMPSON THACHER & BARTLETT llp
SIMPSON THACHER & BARTLETT llp

cc:	Securities and Exchange Commission Justin T. Dobbie, Esq.

Doral Financial Corporation Enrique R. Ubarri, Esq. Robert E. Wahlman Christopher C. Poulton